Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2021	December 31, 2020
Leasehold improvements	$545	$464
Furniture and fixtures	573	448
Computers and equipment	2,209	796
	3,327	1,708
Less: accumulated depreciation	(1,526)	(1,206)
Furniture and equipment, net	$1,801	$502